Other Assets Other Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Carrier Charges	$ 2,817	$ 5,319
Prepaid Expense, Current	2,173	1,569
Inventory, Net	2,211	404
Other Assets, Miscellaneous, Current	2,099	2,422
Other current assets	9,300	9,714
Deferred Finance Costs, Noncurrent, Net	0	3,450
Security Deposit	3,134	1,897
Other Assets, Miscellaneous, Noncurrent	745	912
Other Assets, Noncurrent	3,879	6,259
Costs Incurred, Deferred Financing Costs	500	134
Amortization of Financing Costs	2,320	2,706	2,660
Debtor Reorganization Items, Write-off of Deferred Financing Costs and Debt Discounts	$ 1,630	$ 0	$ 0